Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2017	Jan. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Changes in Fair Value of Derivative Liabilities

The following table sets forth a reconciliation of changes in the fair value of the Company’s derivative liability:

	Six months ended July 31,
	2017	2016
Beginning balance	$—	$3,293
Total losses	—	202,201
Settlements	(35,299)	(786,496)
Additions	35,299	585,085
Ending balance	$—	$4,083

Change in unrealized losses included in earnings relating to derivatives still held as of July 31, 2017 and 2016	$—	$202,201

The following table sets forth a reconciliation of changes in the fair value of the Company’s derivative liability:

	Year Ended January 31,
	2017	2016
Beginning balance	$3,293	$216,705
Total (gains) losses	288,643	102,444
Settlements	(551,749)	(865,387)
Additions	259,813	549,531
Ending balance	$-	$3,293

Change in unrealized (gains) losses included in earnings relating to derivatives still held as of January 31, 2017 and 2016	$288,643	$211